Debt, Net - Future Minimum Principal Payments on Long-Term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 20,000
2025	20,000
2026	30,000
2027	295,000
Total future minimum principal payment	365,000
Less: current portion	(20,000)
Long-term portion	$ 345,000